Right-of-use Assets - Summary of Lease Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Expenses [Abstract]
Interest costs for lease liabilities	€ 652	€ 229	€ 185
Costs for leases of low-value assets	29	6	6
Costs for short-term leases	€ 2	€ 26	€ 13